INCOME TAX- Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 6,617	$ 3,939
Share based compensation	308	97
Lease liabilities	57	96
Accruals and other	98	108
Gross deferred tax assets	7,080	4,240
Less: deferred tax liabilities	(70)	(94)
Less: valuation allowance	(7,010)	(4,146)
Net deferred tax assets	$ 0	$ 0